Related Party Transactions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Corporate expense allocation	$ 110.6	$ 100.9	$ 80.0
Ignite
Related Party Transaction [Line Items]
Payment made for distribution rights	$ 0.3	$ 0.4
Ignite | Michael Burns
Related Party Transaction [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee	65.45%
Ignite | Hardwick Simmons
Related Party Transaction [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee	24.24%